Stockholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands								2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 15, 2018	May 31, 2018	May 07, 2018	Mar. 23, 2018	Mar. 16, 2018	Mar. 15, 2018	Nov. 24, 2015	Mar. 14, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	May 15, 2018
Common stock, shares authorized									100,000,000		100,000,000	100,000,000
Common stock, par value									$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized									5,000,000		5,000,000	5,000,000
Preferred stock, par value									$ 0.0001		$ 0.0001	$ 0.0001
Issuance of shares in acquisition of lazydays											$ 29,400
Number of shares options granted											4,271,128
Stock-based compensation expense related to stock											$ 3,129			$ 497	$ 13
Amounts held in escrow																$ 109
PIPE Investment [Member]
Number of warrant to purchase shares of common stock						2,522,458
Warrants Holders [Member]
Number of warrant to purchase shares of common stock						2,000,000
Number of warrant exercisable on cashless basis						155,000
Non Employee Directors [Member]
Stock option issued to purchase units				14,218
Expected term				3 years 6 months
Expected risk-free rate				2.42%
Expected dividend yield				0.00%
Expected annual volatility				39.00%
Board of Directors [Member]
Fair value of the options issued											$ 350
Placement Agent [Member]
Number of warrant to purchase shares of common stock									178,882		178,882	178,882
Warrant exercise price									$ 11.50		$ 11.50	$ 11.50
Warrant term									5 years		5 years	5 years
Option Holders [Member]
Payments for merger related costs						$ 2,636
Share issued during period merger, value						$ 530
Number of shares issued during period merger						51,529
Common Stock [Member]
Common stock, shares outstanding						1,872,428
Number of shares issued for shares conversion						615,436
Reclassification of andina common stock previously subject to redemption, shares						472,571
Reclassification of andina common stock previously subject to redemption						$ 4,910
Issuance of shares in acquisition of lazydays, shares						2,857,189
Shares issued, price per share						$ 10.29
Issuance of shares in acquisition of lazydays						$ 29,400
Number of common stock shares sold						2,653,984
Number of warrant to purchase shares of common stock							200,000
Warrant exercise price							$ 11.50
Payments for offering costs						$ 2,065
Warrant redemption price per share									$ 0.01		$ 0.01	$ 0.01
Stock option issued to purchase units							57,142
Common Stock [Member] | Warrants Holders [Member]
Warrant redemption price per share						$ 0.01
Common Stock [Member] | Exceeds Price Point [Member]
Common stock market price per share									$ 24.00		$ 24.00	$ 24.00
Common Stock [Member] | Exceeds Price Point [Member] | Warrants Holders [Member]
Common stock market price per share						$ 24.00
Common Stock [Member] | Unit Purchase Options [Member]
Stock option issued to purchase units							457,142
Non-Redeemable Preferred Warrants [Member]
Number of warrant to purchase shares of common stock						2,155,000
Warrant exercise price						$ 11.50
Warrant term						5 years
Non-Redeemable Preferred Warrants [Member] | Placement Agent [Member]
Number of warrant to purchase shares of common stock						116,376
Warrant exercise price						$ 11.50
Warrant term						5 years
Non-Redeemable Preferred Warrants [Member] | Common Stock [Member]
Number of warrant to purchase shares of common stock						1,339,499
Warrant exercise price						$ 0.01
Warrant redemption price per share						0.01
Non-Redeemable Preferred Warrants [Member] | Common Stock [Member] | Exceeds Price Point [Member]
Common stock market price per share						$ 24.00
Warrant one [Member] | Common Stock [Member]
Number of warrant to purchase shares of common stock						1,630,927
Warrant exercise price						$ 11.50
Warrant term						5 years
Proceeds from issuance of warrants						$ 34,783
Unit Purchase Options [Member]
Stock option issued to purchase units							400,000
Stock option issued to purchase units price per share							$ 10.00
Unit Purchase Options [Member] | Designees [Member]
Purchased price of EBC units							$ 100
Non-Redeemable Preferred Warrants [Member]
Number of warrant to purchase shares of common stock									1,339,499		1,339,499	1,339,499
Warrant exercise price									$ 0.01		$ 0.01	$ 0.01
Five Year Incentive Stock Options [Member]
Granted stock options term					5 years
Number of shares options granted					3,573,113
Stock options exercise price per share					$ 11.10
Fair value of the options issued					$ 15,004
Expected term					5 years
Expected risk-free rate					2.62%
Expected dividend yield					0.00%
Expected annual volatility					42.80%
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche One [Member]
Stock option vesting percentage					30.00%
Stock option vested price per share					$ 13.125
Stock options vesting term			11 months 19 days		8 months 26 days
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche Two [Member]
Stock option vesting percentage					30.00%
Stock option vested price per share					$ 17.50
Stock options vesting term			1 year 9 months		1 year 7 months 21 days
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche Three [Member]
Stock option vesting percentage					30.00%
Stock option vested price per share					$ 21.875
Stock options vesting term			2 years 1 month 24 days		2 years 2 months 27 days
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche Four [Member]
Stock option vesting percentage					10.00%
Stock option vested price per share					$ 35.00
Stock options vesting term			2 years 11 months 15 days		3 years 1 month 16 days
Five Year Incentive Stock Options [Member] | Non Employee Directors [Member]
Stock option issued to purchase units				15,123	99,526
Stock option issued to purchase units price per share				$ 10.40
Granted stock options term				5 years	5 years
Stock options exercise price per share					$ 11.10
Number of options forfeited		15,123
Stock options vesting term					3 years
CEO Stock Options [Member]
Number of shares options granted					1,458,414
CFO Stock Options [Member]
Number of shares options granted			583,366		583,366
Number of options forfeited	583,366
Incentive Stock Options [Member]
Granted stock options term			5 years
Fair value of the options issued			$ 2,357
Expected term			5 years
Expected risk-free rate			2.74%
Expected dividend yield			0.00%
Expected annual volatility			54.70%
Successor [Member]
Common stock, shares authorized									100,000,000		100,000,000	100,000,000
Common stock, par value									$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized									5,000,000		5,000,000	5,000,000
Preferred stock, par value									$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding									8,471,608		8,471,608	8,471,608
Stock-based compensation expense related to stock									$ 2,621		$ 3,100
Successor [Member] | Common Stock [Member]
Number of shares issued for shares conversion											615,436
Issuance of shares in acquisition of lazydays, shares											2,857,189
Issuance of shares in acquisition of lazydays
Stock-based compensation expense related to stock
Successor [Member] | Five Year Incentive Stock Options [Member]
Stock-based compensation expense related to stock									25		29
Successor [Member] | Stock Option Two [Member]
Compensation cost unrecognized									$ 12,078		$ 12,078	$ 12,078
Weighted average service period												1 year 5 months 9 days
Weighted average grant date fair value of awards issued												$ 4.16
Predecessor [Member]
Common stock, shares authorized														4,500,000
Common stock, par value														$ 0.001
Preferred stock, shares authorized														150,000
Preferred stock, par value														$ 0.001
Common stock, shares outstanding														3,333,166
Stock-based compensation expense related to stock								$ 140					$ 241
Predecessor [Member] | Stock Options [Member]
Stock-based compensation expense related to stock								$ 140		$ 122			$ 241
Distributable in Cash [Member]
Cash paid to settle the options						$ 1,500
2018 Long-Term Incentive Equity Plan [Member]
Maximum percentage on options may be issued						13.00%
Options issuable under stock price trigger						$ 8.75
Number of common shares reserved for future issuance									166,145		166,145	166,145
2018 Long-Term Incentive Equity Plan [Member] | Increased Plan By Formula [Member]
Maximum percentage on options may be issued						18.00%